Share capital (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Preferred Shares Outstanding

At September 30, 2017, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		September 30,	December 31,
Series	Authorized	Issued	2017	2016
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	—	—	—
D	20,000,000	4,981,029	124,526	124,526
E	15,000,000	5,370,600	134,265	134,265
F	20,000,000	5,600,000	140,000	140,000
G	15,000,000	7,800,000	195,000	195,000
H	15,000,000	9,000,000	225,000	225,000
R	1,000,000	—	—	—